Average Annual Total Returns (Vanguard Total World Stock Index Fund ETF)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE All-World Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Spliced Total World Stock Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.97%	3.34%	2.70%	3.66%	4.63%	4.37%	4.37%
Five Years	9.38%	8.90%	7.44%	9.32%	9.45%	none	9.51%
Since Inception	5.08%	4.68%	4.00%	5.07%	4.94%		5.00%